Trade and other receivables, net - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current
Advances to suppliers	$ 3,266	$ 3,680
Income tax credits	2,332	9,119
Non-income tax credits	24,860	18,688
Judicial deposits	2,187	1,831
Receivable from disposal of subsidiary (Note 21)	3,899	8,478
Other receivables	2,516	2,762
Non-current portion	39,060	44,558
Current
Trade receivables	87,638	77,441
Prepaid expenses	6,953	6,875
Advances to suppliers	42,808	42,966
Income tax credits	1,253	1,089
Non-income tax credits	22,812	37,936
Receivable from disposal of subsidiary (Note 21)	3,971	4,664
Cash collateral	11	1,365
Other receivables	13,609	11,484
Subtotal	91,417	106,379
Trade and other receivables, net	179,055	183,820
Trade and other receivables	218,115	228,378
Reclassified from property, plant and equipment	(293)	(158)
Gross | Trade receivables excluding related party
Current
Trade receivables	90,526	81,707
Allowance for trade receivables
Current
Trade receivables	$ 2,888	$ 4,266